United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                 Amendment No. 1
                                               -
                                       to

                                   Form N-CSR
                                        -----
                               File No. 811-21285
                                        ---------

                         Certified Shareholder Report of
                   Registered Management Investment Companies

                            Dated September 30, 2003
                            ------------------------

                          Pursuant to Section 30 of the
                                              --
                         Investment Company Act of 1940

                Man-Glenwood Lexington Associates Portfolio, LLC
                ------------------------------------------------
                               Name of Registrant

                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                                -----------------
                    Address of Principal Office of Registrant

                                  Steven Zoric
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                                -----------------
                      Name and address of agent for service

Registrant's telephone number, including area code: 1-312-881-6800
                                                    --------------

                  Date of fiscal year end: March 31, 2004
                                           --------------
                  Date of reporting period: September 30, 2003
                                            ------------------

This amendment is filed to reflect the Form N-CSR for the six-month period ended September 30, 2003 that was certified by the principal executive officer and principal financial officer on November 21, 2003.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The report to shareholders for the six-month period ended September 30, 2003 is incorporated by reference to Form N-CSR filed with the Securities and Exchange Commission on November 28, 2003 (Accession No. 0000935069-03-001568).


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC


                                       By:       /s/ John B. Rowsell
                                                 -------------------
                                                 John B. Rowsell
                                                 Principal Executive Officer

                                       Date:     May 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                       By:      /s/ John B. Rowsell
                                                -------------------
                                                John B. Rowsell
                                                Principal Executive Officer

                                       Date:  May 27, 2004


                                       By:      /s/ Alicia Derrah
                                                -----------------
                                                Alicia Derrah
                                                Principal Financial Officer

                                       Date:   May 27, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

ITEM 2.    CODE OF ETHICS.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports with periods ending on or after December 15, 2003.

ITEMS 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) At the date of filing this Form N-CSR, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    Man-Glenwood Lexington Associates Portfolio, LLC

By (Signature and Title)*
                                /s/ Frank C. Meyer
                                ------------------
                                Frank C. Meyer
                                Principal Executive Officer
Date:  21 Nov 2003




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/ Frank C. Meyer
                                ------------------
                                Frank C. Meyer
                                Principal Executive Officer
Date:  21 Nov 2003


By (Signature and Title)*       /s/ Alicia B. Derrah
                                --------------------
                                Alicia B. Derrah
                                Principal Financial Officer

Date:  21 Nov 2003
*   Print the name and title of each signing officer under his or her signature.